Share Capital and Reserves - Summary of Reconciliation of Shares Issued to Net Proceeds (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares issued at nominal amount:
- Performance Share Plan Awards	€ 1
- scrip shares issued in lieu of cash dividends	1	€ 2	€ 2
- share options and share participation schemes		1
- share capital issued - equity placing			26
Premium on shares issued	180	216	1,722
Total value of shares issued	182	219	1,750
Issue of scrip shares in lieu of cash dividends (note 12)	(77)	(167)	(132)
Shares allotted to the Employee Benefit Trust*	(63)
Expenses paid in respect of shares issued			(25)
Net proceeds from issue of shares	€ 42	€ 52	€ 1,593